Financial result	12 Months Ended
Dec. 31, 2024
Financial result
Financial result
22. Financial result

	2024	2023	2022
Finance income:
Interest on financial investments	514,460	518,607	388,675
Interest from customers	173,184	127,562	128,052
Update of subscription warrants (see Note 19)	31,657	‐	5,099
Selic interest on PIS/COFINS credits	57,839	132,257	35,268
Update of provisions and other income	103,934	102,458	149,595
	881,074	880,884	706,689
Financial expenses:
Interest on loans	(1,235,748)	(1,482,183)	(1,465,259)
Interest on leases payable	(133,767)	(143,005)	(128,069)
Update of subscription warrants (see Note 19)	‐	(45,084)	‐
Bank charges, financial transactions tax, and other taxes	(151,518)	(156,481)	(119,828)
Foreign exchange variations, net of gain (loss) on derivative financial instruments	(280,861)	38,161	(458,032)
Update of provisions, net, and other expenses	(11,114)	(91,422)	(4,709)
	(1,813,008)	(1,880,014)	(2,175,897)
Total	(931,934)	(999,130)	(1,469,208)